Cash And Cash Equivalents And Short-Term Bank Deposits - Summary of Short-Term Bank Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents And Short-Term Bank Deposits [Abstract]
Short-term bank deposits	$ 0	$ 157,631